WARRANTY LIABILITIES (Tables)	6 Months Ended
Dec. 31, 2020
WARRANTY LIABILITIES
Schedule of Warranty Liability

	Six months ended
	December 31,	December 31,
	2019	2020
	(Unaudited)	(Unaudited)
Beginning balance	$12,116	$10,064
Expense accrued	543	1,490
Expense incurred	(1,817)	(1,677)
Translation adjustment	(128)	600

	$10,714	$10,477
Less: current portion of warranty liabilities	(6,597)	(7,474)

Long-term warranty liabilities	$4,117	$3,003